UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-4101

Name of Fund:  Excelsior Tax-Exempt Funds, Inc.

Fund Address:  225 High Ridge Road
               Stamford, CT  06905

Name and address of agent for service:
       Michael R. Rosella, Esq.
       75 East 55th Street, New York, New York,  10022

Registrant's telephone number, including area code:  (800) 446-1012

Date of fiscal year end: 03/31/2005

Date of reporting period: 07/01/04 - 06/30/05

Item 1 - Proxy Voting Record

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote; and

(i) Whether the registrant cast its vote for or against management.


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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-4101
Reporting Period: 07/01/2004 - 06/30/2005
Excelsior Tax-Exempt Funds, Inc.

========================= CALIFORNIA TAX-EXEMPT INCOME =========================




========================= INTERMEDIATE-TERM TAX-EXEMPT =========================




============================= LONG-TERM TAX-EXEMPT =============================




==================== NEW YORK INTERMEDIATE-TERM TAX-EXEMPT =====================




========================== NEW YORK TAX-EXEMPT MONEY ===========================




======================= SHORT-TERM TAX-EXEMPT SECURITIES =======================




=============================== TAX-EXEMPT MONEY ===============================

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Excelsior Tax-Exempt Funds, Inc.

By:   /s/ Mary Martinez
      President

Date: August 18, 2005